Expense Example	Mar. 31, 2026 USD ($)
TWEEDY, BROWNE INTERNATIONAL VALUE FUND | TWEEDY, BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,817
TWEEDY, BROWNE VALUE FUND | TWEEDY, BROWNE VALUE FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,745
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	$ 2,019